Consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Revenue	€ 21,545	€ 21,297
External purchases	(9,347)	(9,050)
Other operating income	376	366
Other operating expenses	(150)	(231)
Labor expenses	(4,624)	(4,329)
Operating taxes and levies	(1,223)	(1,235)
Gains (losses) on disposal of fixed assets, investments and activities	50	36
Restructuring costs	(35)	(47)
Depreciation and amortization of fixed assets	(3,604)	(3,585)
Depreciation and amortization of financed assets	(59)	(47)
Depreciation and amortization of right-of-use assets	(745)	(762)
Reclassification of translation adjustment from liquidated entities		3
Impairment of fixed assets	(4)	(2)
Impairment of right-of-use assets	(28)	5
Share of profits (losses) of associates and joint ventures	(8)	1
Operating income	2,142	2,420
Cost of gross financial debt excluding financed assets	(528)	(297)
Interests on debts related to financed assets	(6)	(1)
Gains (losses) on assets contributing to net financial debt	130	(9)
Foreign exchange gain (loss)	(32)	(40)
Interests on lease liabilities	(116)	(61)
Other net financial expenses	(40)	36
Finance costs, net	(592)	(373)
Income taxes	(461)	(580)
Consolidated net income	1,088	1,467
Net income attributable to owners of the parent company	877	1,218
Non-controlling interests	€ 211	€ 249
Earnings per share [abstract]
Net income - basic (in euros per share)	€ 0.30	€ 0.42
Net income - diluted (in euros per share)	€ 0.30	€ 0.42